Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

Note 5 — Commitments and Contingencies

Risks and Uncertainties

Management is continuing to evaluate the impact of the COVID-19 pandemic on the industry and has concluded that while it is reasonably possible that the virus could have a negative effect on the Company’s financial position, results of its operations and/or search for a target company, the specific impact is not readily determinable as of the date of these financial statements. The accompanying unaudited condensed consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty.

Management is continuing to evaluate the impact of the ongoing military conflict between Russia and Ukraine and has concluded that while it is reasonably possible that the conflict could have a negative effect on the Company’s financial position, results of its operations and/or search for a target company, the specific impact is not readily determinable as of the date of these unaudited condensed consolidated financial statements. The accompanying unaudited condensed consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty.

Registration Rights

Pursuant to a registration rights agreement entered into on July 14, 2020, the holders of the Founder Shares, Private Placement Warrants and any warrants that may be issued upon conversion of Working Capital Loans (and any Class A ordinary shares issuable upon the exercise of the Private Placement Warrants or warrants issued upon conversion of the Working Capital Loans and upon conversion of the Founder Shares) are entitled to registration rights requiring the Company to register such securities for resale (in the case of the Founder Shares, only after conversion to the Class A ordinary shares). The holders of these securities are entitled to make up to three demands, excluding short form demands, that the Company register such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of a Business Combination and rights to require the Company to register for resale such securities pursuant to Rule 415 under the Securities Act. The registration rights agreement does not contain liquidated damages or other cash settlement provisions resulting from delays in registering the Company’s securities. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriting Agreement

The underwriters were paid a cash underwriting discount of $0.20 per Unit, or $2,500,000 in the aggregate. As a result of the underwriters’ election to exercise their over-allotment in full on July 21, 2020, the underwriters were paid an additional cash underwriting discount of $375,000.

In addition, the underwriters are entitled to a deferred fee of $0.35 per Unit, or $5,031,250 in the aggregate. The deferred fee will become payable to the underwriters from the amounts held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement. A portion of such amount, not to exceed 25% of the total amount of the deferred fee held in the Trust Account, may be re-allocated or paid to unaffiliated thirds parties that assist the Company in consummating a Business Combination. The election to re-allocate or make any such payments to unaffiliated third parties will be solely at the discretion of the Company’s management team, and such unaffiliated third parties will be selected by the management team in their sole and absolute discretion.

On September 26, 2022, simultaneously with the execution of the Merger Agreement, the Company and BTIG, LLC, as representative for the underwriters thereunder (“BTIG”) entered into an amendment (the “Amendment to Underwriting Agreement”) to the underwriting agreement, dated as of July 14, 2020, between the Company and BTIG (the “Underwriting Agreement”), pursuant to which amendment, the Company decreased the deferred underwriting fee payable to the underwriters of the Initial Public Offering with respect to the Closing from $5,031,250 in cash to a total of $1,500,000 in cash and 200,000 shares of the Company common stock (the “Representative Shares”), both deliverable at the Closing, and in exchange therefore, the Company agreed to (i) eliminate its right to pay a portion of deferred underwriting fee to third parties that did not participate in the Initial Public Offering that assist the Company with its initial Business Combination, (ii) add BTIG and the other Initial Public Offering underwriters as a “Holder” party to the Registration Rights Agreement, dated as of July 14, 2020, by and among the Company and the Sponsor, with respect to the Representative Shares, which will become “Registrable Securities” thereunder, and (iii) in connection with the Transactions, provide access to, and cooperate with, BTIG and its Representatives for its diligence review, use efforts to provide the Initial Public Offering underwriters with comfort letters, negative assurance letters and other documents from auditors and lawyers, and provide certain customary representations and warranties, covenants and indemnification to the Initial Public Offering underwriters.

NOTE 5 — COMMITMENTS AND CONTINGENCIES

Risks and Uncertainties

Management is continuing to evaluate the impact of the COVID-19 pandemic and has concluded that while it is reasonably possible that the virus could have a negative effect on the Company’s financial position, results of its operations and/or search for a target company, the specific impact is not readily determinable as of the date of these financial statements. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.

Registration Rights

Pursuant to a registration rights agreement entered into on July 14, 2020, the holders of the Founder Shares, Private Placement Warrants and any warrants that may be issued upon conversion of Working Capital Loans (and any Class A ordinary shares issuable upon the exercise of the Private Placement Warrants or warrants issued upon conversion of the Working Capital Loans and upon conversion of the Founder Shares) are entitled to registration rights requiring the Company to register such securities for resale (in the case of the Founder Shares, only after conversion to the Class A ordinary shares). The holders of these securities are entitled to make up to three demands, excluding short form demands, that the Company register such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of a Business Combination and rights to require the Company to register for resale such securities pursuant to Rule 415 under the Securities Act. The registration rights agreement does not contain liquidated damages or other cash settlement provisions resulting from delays in registering the Company’s securities. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriting Agreement

The underwriters were paid a cash underwriting discount of $0.20 per Unit, or $2,500,000 in the aggregate. As a result of the underwriters’ election to exercise their over-allotment in full on July 21, 2020, the underwriters were paid an additional cash underwriting discount of $375,000.

In addition, the underwriters are entitled to a deferred fee of $0.35 per Unit, or $5,031,250 in the aggregate. The deferred fee will become payable to the underwriters from the amounts held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement. A portion of such amount, not to exceed 25% of the total amount of the deferred fee held in the Trust Account, may be re-allocated or paid to unaffiliated thirds parties that assist the Company in consummating a Business Combination. The election to re-allocate or make any such payments to unaffiliated third parties will be solely at the discretion of the Company’s management team, and such unaffiliated third parties will be selected by the management team in their sole and absolute discretion.